Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A

Shares of eligible funds that are part of the family of mutual funds sponsored by

Allianz. More information about these and other discounts is available in the

"Classes of Shares" section beginning on page 61 of the Fund's statutory prospectus or from your financial adviser.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Allianz AGIC Ultra Micro Cap Fund Class A	5.50%	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Allianz AGIC Ultra Micro Cap Fund Class A	1.50%	0.25%	2.08%	[1]	3.83%	1.17%	[2]	2.66%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and/or offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 2.66% for Class A shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

the Examples show what your costs would be based on these assumptions. The

Examples are based, for the first year, on Total Annual Fund Operating Expenses

After Expense Reductions and, for all other periods, on Total Annual Fund Operating

Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Allianz AGIC Ultra Micro Cap Fund Class A	804	1,554

Example: Assuming you do not redeem your shares
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Allianz AGIC Ultra Micro Cap Fund Class A	804	1,554

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 123% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund

Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than the weighted average of the

Russell Microcap Growth Index ($271 million as of September 30, 2011). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis,

profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength,

exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible securities), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts,

options, stock index futures contracts, warrants and other derivative instruments.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any  time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk).

Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations);

Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks,

including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency.

Performance Information
The bar chart and an Average Annual Total Returns table below show summary performance information for the Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund's Class A shares were not outstanding during the time periods shown. Although

Class A shares would have similar annual returns (because all the

Fund's shares represent interests in the same portfolio of

securities), Class A performance would be lower than Institutional

Class performance because of the lower expenses paid by

Institutional Class shares of the Fund. Performance information shown in the Average Annual Total Returns table for Class A shares is based on the performance of the Fund's Institutional Class shares adjusted to reflect the distribution and other

class-specific expenses that are expected to be paid by Class A shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Visit www.allianzinvestors.com for more current performance information.

The bar chart, the information to its right and the Average

Annual Total Returns table show performance of the Fund's

Institutional Class shares, which are offered in a different prospectus. This is because the Fund's Class A shares were

not outstanding during the time periods shown. Although Class

A shares would have similar annual returns (because all the

Fund's shares represent interests in the same portfolio of

securities), Class A performance would be lower than

Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    34.08%

Lowest 01/01/2009-03/31/2009    -10.53%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Ultra Micro Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	41.42%	11.76%	Jan. 28, 2008
Institutional Class	Institutional Class - Before Taxes	50.21%	14.37%	Jan. 28, 2008
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	49.05%	14.06%	Jan. 28, 2008
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	34.05%	12.39%	Jan. 28, 2008
Russell Microcap Growth Index	Russell Microcap Growth Index	29.48%	4.04%	Jan. 28, 2008
Lipper Small Cap Growth Funds Average	Lipper Small-Cap Core Funds Average	25.25%	4.51%	Jan. 28, 2008